Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 38,183,198	$ 588,793	₨ 22,828,639
Less: Accumulated depreciation	2,484,595	38,313	1,450,519
Property plant and equipment, subtotal	35,698,603	550,480	21,378,120
Property plant and equipment, net	₨ 40,942,608	631,343	24,381,429
Plant and Machinery (Solar Power Plants) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Property plant and equipment, gross	₨ 35,664,766	549,958	21,330,457
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 6,043	93	5,142
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 13,177	203	12,633
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 15,926	246	10,645
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Property plant and equipment, gross	₨ 29,827	460	19,812
Leasehold Improvements - Solar Power Plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Property plant and equipment, gross	₨ 2,434,449	37,540	1,436,256
Leasehold Improvements - Office [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 19,010	293	13,694
Leasehold Improvements - Office [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	1 year
Leasehold Improvements - Office [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Freehold Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 1,421,912	21,926	527,645
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 3,822,093	$ 58,937	₨ 2,475,664